CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative effect, period of adoption, adjustment	Common shares and additional paid-in capital	Accumulated deficit	Accumulated deficit Cumulative effect, period of adoption, adjustment	Accumulated other comprehensive loss
Balance at Dec. 31, 2018	$ 58,172	$ (1,056)	$ 308,750	$ (228,246)	$ (1,056)	$ (22,332)
Balance (in shares) at Dec. 31, 2018			11,052
Stock-based compensation	1		$ 1
Net loss	(1,659)			(1,659)
Other comprehensive income (loss)	86					86
Balance at Dec. 31, 2019	55,544		$ 308,751	(230,961)		(22,246)
Balance (in shares) at Dec. 31, 2019			11,052
Stock-based compensation	1		$ 1
Net loss	(1,293)			(1,293)
Other comprehensive income (loss)	(155)					(155)
Balance at Dec. 31, 2020	$ 54,097		$ 308,752	(232,254)		(22,401)
Balance (in shares) at Dec. 31, 2020	11,052		11,052
Net loss	$ (3,425)			(3,425)
Other comprehensive income (loss)	180					180
Balance at Dec. 31, 2021	$ 50,852		$ 308,752	$ (235,679)		$ (22,221)
Balance (in shares) at Dec. 31, 2021	11,052		11,052